Other Receivables (Tables)	6 Months Ended
Jun. 30, 2025
Other Receivables, Net [Abstract]
Schedule of Other Receivables

Other receivables consist of the following:

	As of
	June 30,	December 31,
	2025	2024
Other receivables
Short-term capital borrowing	$3,515,758	$3,760,239
Reserve fund	-	36,933
Deposit	181,822	32,846
Trade accounts	34,676	27,340
Total	$3,732,256	$3,857,418